LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Long-Term Disability Development Tables
The table below presents information about incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liabilities (“IBNR”) for MLOA’s long-term disability business.
Cumulative Paid Claims, Net of Reinsurance

2017
Incurral Year	(in millions)
2017	$0.1
Cumulative long-term disability paid claims	$0.1
Incurred Claims (undiscounted runout, net of reinsurance)

	2017	IBNR	Claim Frequency
Incurral Year	(in millions)
2017	$2.1	$0.7	56
Cumulative long-term disability incurred claims	$2.1	$0.7

Schedules of Liability for Unpaid Claims and Claims Adjustment Expense
The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in MLOA’s balance sheet as of December 31, 2017.

2017
(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted Incurred Claims, net of reinsurance	$2.1
Subtract Cumulative Paid Claims, net of reinsurance	(0.1)
Subtract Impact of Discounting, net of reinsurance	(0.3)
Liabilities for unpaid claim and claim expense, net of reinsurance	$1.7

Unpaid Claims and Claim Expenses, net of reinsurance
Liabilities for unpaid claim and claim expense, net of reinsurance	$1.7
Other short-duration contracts, net of reinsurance	4.8
Total liabilities for unpaid claim and claim expense, net of reinsurance	$6.5

Reinsurance Recoverable on unpaid claims
Long-term disability	$2.1
Other short-duration contracts	1.3
Total Reinsurance Recoverable	$3.4

Total liability for unpaid claim and claim expense	$9.9
The liability for unpaid claims and claim expenses as of December 31, 2017 is as follows, the liability for unpaid claims and claim expenses as of December 31, 2016 was not material. The liability for unpaid claims and claim expenses is recorded in Future policy benefits and other policyholders’ liabilities in MLOA's balance sheet:

2017
(in millions)
Group Employee Benefits	$9.9
The following table shows a rollforward of the liability for unpaid claims and claim expenses:

2017
(in millions)
Gross Balance at January 1, 2017	$1.1
Less Reinsurance	0.1
Net Balance at January 1, 2017	$1.0

Incurred Claims (net) Related to:
Current Year	$18.5
Prior Year	(0.7)
Total Incurred	$17.8

Paid Claims (net) Related to:
Current Year	$12.1
Prior Year	0.2
Total Paid	$12.3

Net Balance at December 31, 2017	$6.5
Add Reinsurance	3.4
Gross Balance at December 31, 2017	$9.9